GOING CONCERN	3 Months Ended
Mar. 31, 2021
GOING CONCERN
NOTE 2. GOING CONCERN

Based on FASB’s guidance for this topic ASC 205-40 and PCAOB AS 2415, management understands that despite of no liquidity exists, no liabilities exist too. As of March 31, 2021, and December 31, 2020, the Company has accumulated losses of $3,813,581 and $3,813,581 respectively since inception. This raises substantial doubt about the Company’s ability to continue as a going concern.

The extent of the impact of the coronavirus (“COVID‐19”) outbreak on the financial performance of the Company will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions, and the impact of COVID‐19 on the overall economy, all of which are highly uncertain and cannot be predicted. If the overall economy is impacted for an extended period, the Company’s future operating results may be materially adversely affected.

Management’s plans include raising capital through the equity markets to fund operations and eventually generate revenue through its business; however, there can be no assurance that the Company will be successful in such activities. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classifications of the liabilities that might be necessary should the Company be unable to continue as a going concern.